Financial risk management - Fair Value measurement of financial assets measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 166,239,964	₩ 153,438,094
Due from banks measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	30,743	26,116
Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,758,562	2,389,180
Securities at FVTPL:
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	69,427,259	59,092,985
Securities at FVTPL: | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	65,472,092	55,159,304
Securities at FVTPL: | Gold/silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	103,706	75,969
Securities at FVTPL: | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	3,851,461	3,857,712
Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	4,711,421	6,460,652
Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	4,459,200	6,162,348
Derivative assets | Hedging
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	252,221	298,304
Securities measured at FVOCI
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	90,311,979	85,469,161
Securities measured at FVOCI | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	88,637,000	83,796,575
Securities measured at FVOCI | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,674,979	1,672,586
Level 1
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	53,560,715	49,874,166
Level 1 | Securities at FVTPL:
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	13,605,912	10,688,612
Level 1 | Securities at FVTPL: | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	11,248,555	8,660,224
Level 1 | Securities at FVTPL: | Gold/silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	103,706	75,969
Level 1 | Securities at FVTPL: | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	2,253,651	1,952,419
Level 1 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	117,929	47,687
Level 1 | Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	117,929	47,687
Level 1 | Securities measured at FVOCI
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	39,836,874	39,137,867
Level 1 | Securities measured at FVOCI | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	39,111,078	38,446,610
Level 1 | Securities measured at FVOCI | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	725,796	691,257
Level 2
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	93,769,965	87,006,318
Level 2 | Due from banks measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	30,743	26,116
Level 2 | Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	515,564	957,543
Level 2 | Securities at FVTPL:
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	39,736,457	34,788,873
Level 2 | Securities at FVTPL: | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	39,736,457	34,783,829
Level 2 | Securities at FVTPL: | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		5,044
Level 2 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	3,961,279	5,883,821
Level 2 | Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	3,709,058	5,585,517
Level 2 | Derivative assets | Hedging
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	252,221	298,304
Level 2 | Securities measured at FVOCI
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	49,525,922	45,349,965
Level 2 | Securities measured at FVOCI | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	49,525,922	45,349,965
Level 3
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	18,909,284	16,557,610
Level 3 | Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,242,998	1,431,637
Level 3 | Securities at FVTPL:
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	16,084,890	13,615,500
Level 3 | Securities at FVTPL: | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	14,487,080	11,715,251
Level 3 | Securities at FVTPL: | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,597,810	1,900,249
Level 3 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	632,213	529,144
Level 3 | Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	632,213	529,144
Level 3 | Securities measured at FVOCI
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	949,183	981,329
Level 3 | Securities measured at FVOCI | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 949,183	₩ 981,329